SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

December 31, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 94.23%
Australia — 1.26%
$1,535,000	FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	$1,547,900
1,644,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	1,683,604
1,157,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	1,201,834
2,353,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	2,497,168
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	—
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	76,014

		7,006,520

Austria — 0.89%
4,743,000	Benteler International AG, 10.50%, 5/15/28(a)	4,976,059

Bermuda — 0.66%
3,587,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	3,653,480

Canada — 4.26%
2,535,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	2,421,925
1,993,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,940,783
2,198,000	Bombardier, Inc., 7.50%, 2/1/29(a)	2,225,783
541,000	Bombardier, Inc., 7.88%, 4/15/27(a)	541,784
2,504,000	GFL Environmental, Inc., 6.75%, 1/15/31(a)	2,574,317
5,979,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	5,569,857
2,247,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	2,190,840
3,051,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	2,913,183
3,706,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	3,421,206

		23,799,678

Cayman Islands — 0.27%
1,617,435	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	1,528,799

Czech Republic — 0.67%
3,625,000	Allwyn Entertainment Financing UK Plc, 7.88%, 4/30/29(a)	3,730,850

France — 2.21%
2,200,000	Altice France SA, 5.13%, 7/15/29(a)	1,711,600
3,665,000	Altice France SA/France, 8.13%, 2/1/27(a)	3,365,816
1,526,000	BNP Paribas SA, 7.75%, (a),(d),(e)	1,561,649
2,804,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	2,801,434
2,881,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,866,595

		12,307,094

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Principal Amount		Value

Germany — 2.52%
$4,061,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	$3,855,838
2,800,000	Commerzbank AG, 7.00%, (d),(e),(f)	2,697,966
2,505,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	2,403,235
2,615,000	IHO Verwaltungs GmbH, PIK, 6.00%, 5/15/27(a)	2,562,025
2,592,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	2,559,114

		14,078,178

India — 0.92%
5,514,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	5,149,576

Italy — 0.96%
3,117,000	Telecom Italia Capital SA, 6.38%, 11/15/33	3,072,427
2,362,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	2,310,218

		5,382,645

Luxembourg — 1.17%
2,263,000	Altice Financing SA, 5.00%, 1/15/28(a)	2,054,749
2,853,000	Altice Financing SA, 5.75%, 8/15/29(a)	2,519,113
3,000,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,942,500

		6,516,362

Netherlands — 1.26%
4,053,000	UPC Holding BV, 5.50%, 1/15/28(a)	3,820,885
1,946,000	VZ Secured Financing BV, 5.00%, 1/15/32(a)	1,645,343
1,883,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,573,529

		7,039,757

United Arab Emirates — 0.68%
3,841,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	3,806,111

United Kingdom — 2.58%
1,707,000	Barclays Plc, 8.00%, (d),(e)	1,676,167
3,240,000	Barclays Plc, 9.63%, (d),(e)	3,365,573
1,652,000	Jaguar Land Rover Automotive Plc, 4.50%, 10/1/27(a)	1,558,081
1,424,000	Jaguar Land Rover Automotive Plc, 5.50%, 7/15/29(a)	1,388,941
4,677,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	4,182,033
2,594,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	2,216,141

		14,386,936

United States — 73.92%
3,741,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	3,667,856
1,565,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	1,658,243
1,840,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	1,701,458
4,545,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	4,630,973
3,024,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	3,107,602

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Principal Amount		Value

$3,691,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	$3,408,949
2,010,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,831,273
3,089,000	ATI, Inc., 7.25%, 8/15/30	3,216,808
1,731,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(a)	1,821,877
2,505,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	2,346,663
6,375,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	6,403,858
1,749,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26(a)	1,736,899
4,987,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	4,982,191
2,014,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	1,766,959
3,451,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	2,753,619
3,071,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	3,069,786
1,301,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,337,539
3,943,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	4,011,809
3,711,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	3,293,976
2,977,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	2,511,661
2,548,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	2,330,766
2,804,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	2,684,215
1,775,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	1,717,446
5,013,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,139,953
1,241,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27	1,216,943
1,668,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	1,659,468
1,350,000	Chart Industries, Inc., 7.50%, 1/1/30(a)	1,413,008
2,479,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	2,697,414
4,000,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	4,200,493
3,254,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	3,305,505
2,104,000	Civitas Resources, Inc., 8.38%, 7/1/28(a)	2,200,504
2,517,000	Civitas Resources, Inc., 8.63%, 11/1/30(a)	2,677,512
2,228,000	Civitas Resources, Inc., 8.75%, 7/1/31(a)	2,367,137
3,881,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	3,879,905
3,049,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	2,907,151
2,870,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	2,726,737
4,703,000	CMG Media Corp., 8.88%, 12/15/27(a)	3,718,368
1,891,000	Constellium SE, 3.75%, 4/15/29(a)	1,715,784
1,990,000	Constellium SE, 5.63%, 6/15/28(a)	1,959,354
3,322,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30(a)	3,413,819
3,798,000	Coty, Inc., 5.00%, 4/15/26(a)	3,742,929
5,297,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	5,019,582
2,752,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)	2,852,234
2,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,865,928

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Principal Amount		Value

$4,182,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	$4,308,130
5,196,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	5,151,707
2,488,000	DISH DBS Corp., 5.25%, 12/1/26(a)	2,137,846
3,334,000	DISH DBS Corp., 5.75%, 12/1/28(a)	2,695,763
2,960,000	DISH Network Corp., 11.75%, 11/15/27(a)	3,087,764
3,611,000	Domtar Corp., 6.75%, 10/1/28(a)	3,263,632
2,363,000	Dream Finders Homes, Inc., 8.25%, 8/15/28(a)	2,500,594
2,881,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	2,819,700
6,692,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	6,330,294
2,001,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,853,732
2,500,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	2,693,193
2,404,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,296,607
679,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	650,694
1,364,000	Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/1/30(a)	1,421,476
3,886,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,237,329
2,136,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	1,824,873
1,553,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	1,279,546
1,248,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	1,269,406
1,310,000	Gen Digital, Inc., 7.13%, 9/30/30(a)	1,370,805
2,795,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 1/15/29	2,878,958
2,536,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	2,457,938
1,772,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,732,465
1,377,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	1,276,059
3,750,000	Gray Television, Inc., 7.00%, 5/15/27(a)	3,546,901
3,267,000	Griffon Corp., 5.75%, 3/1/28	3,211,665
5,054,000	GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(a)	5,362,006
6,266,000	Hanesbrands, Inc., 9.00%, 2/15/31(a)	6,138,324
3,021,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	2,985,590
3,591,000	International Game Technology Plc, 4.13%, 4/15/26(a)	3,492,247
4,515,000	IRB Holding Corp., 7.00%, 6/15/25(a)	4,519,635
1,020,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	993,895
3,750,000	Iron Mountain, Inc., REIT, 5.25%, 7/15/30(a)	3,567,307
5,415,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	4,787,151
2,108,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,909,817
1,747,000	Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	1,506,285
3,512,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	3,253,439
1,750,000	KeyBank NA, Series BKNt, (SOFR Index + 0.320%), 5.74%, 6/14/24(g)	1,736,372
870,000	KeyBank NA, 6.95%, 2/1/28	884,789
620,000	KeyCorp, MTN, 3.88%, 5/23/25(d)	606,154
4,050,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	3,605,378
1,339,000	LCPR Senior Secured Financing DAC, 5.13%, 7/15/29(a)	1,173,108
2,245,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,200,594
1,085,000	Level 3 Financing, Inc., 4.63%, 9/15/27(a)	654,768
2,422,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	2,363,610
2,693,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	2,735,114

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Principal Amount		Value

$3,521,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	$3,714,113
1,401,000	Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	1,323,153
2,516,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,381,061
3,390,000	Matthews International Corp., 5.25%, 12/1/25(a)	3,323,212
4,303,000	McAfee Corp., 7.38%, 2/15/30(a)	3,939,695
2,855,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,582,358
2,393,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	2,337,740
1,490,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,479,271
4,149,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,877,952
5,536,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	5,128,906
3,025,000	NextEra Energy Operating Partners LP, 7.25%, 1/15/29(a)	3,169,384
4,852,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(a)	4,902,324
1,370,000	Novelis Corp., 3.25%, 11/15/26(a)	1,289,279
2,349,000	NuStar Logistics LP, 5.75%, 10/1/25	2,343,503
3,589,000	OneMain Finance Corp., 9.00%, 1/15/29	3,795,801
2,500,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	2,131,095
3,286,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,984,461
3,986,000	Paramount Global, 6.38%, 3/30/62(d)	3,584,981
3,079,000	Pike Corp., 5.50%, 9/1/28(a)	2,932,980
1,148,000	Pike Corp., 8.63%, 1/31/31(a)	1,207,558
1,523,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,519,058
179,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(a)	178,431
2,607,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	2,593,787
3,888,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	3,550,272
920,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(a)	715,518
1,124,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	1,120,581
2,314,000	RHP Hotel Properties LP / RHP Finance Corp., REIT, 7.25%, 7/15/28(a)	2,408,039
2,111,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29(a)	2,021,168
4,099,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	3,831,086
3,139,000	Sealed Air Corp/Sealed Air Corp. US, 7.25%, 2/15/31(a)	3,330,733
4,945,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	3,486,700
1,405,000	Sirius XM Radio, Inc., 3.13%, 9/1/26(a)	1,328,067
3,745,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	3,471,916
5,287,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	5,219,466
3,250,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	3,420,276
4,862,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	4,810,660
4,373,000	Sprint LLC, 7.13%, 6/15/24	4,395,421
3,842,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	3,746,522
2,585,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	2,425,850

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Principal Amount		Value
$3,418,000	Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(a)	$3,604,066
1,858,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(a)	1,824,859
1,153,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	1,081,497
1,665,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(a)	1,683,465
3,187,000	Tapestry, Inc., 7.05%, 11/27/25	3,262,065
1,899,000	TEGNA, Inc., 5.00%, 9/15/29	1,742,333
2,750,000	Tenet Healthcare Corp., 4.88%, 1/1/26	2,720,322
1,926,000	Tenet Healthcare Corp., 6.13%, 10/1/28	1,917,098
965,000	Tenet Healthcare Corp., 6.25%, 2/1/27	967,942
2,040,000	Tenneco, Inc., 8.00%, 11/17/28(a)	1,743,972
2,426,000	TransDigm, Inc., 6.25%, 3/15/26(a)	2,423,120
2,804,000	TransDigm, Inc., 7.50%, 3/15/27	2,819,083
1,835,000	U.S. Cellular Corp., 6.70%, 12/15/33	1,870,407
3,182,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	3,281,896
1,417,000	U.S. Foods, Inc., 7.25%, 1/15/32(a)	1,480,352
1,873,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 10.50%, 2/15/28(a)	1,899,876
2,930,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,922,353
3,000,000	USI, Inc., 7.50%, 1/15/32(a)	3,071,166
1,617,000	Venture Global LNG, Inc., 8.13%, 6/1/28(a)	1,633,071
1,863,000	Viasat, Inc., 7.50%, 5/30/31(a)	1,456,472
2,105,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,759,435
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(h)	421,613
1,618,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	1,619,349
4,981,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 2/15/31(a)	5,185,210
1,663,000	XPO, Inc., 7.13%, 2/1/32(a)	1,715,163

		412,553,377

Total Corporate Bonds		525,915,422

(Cost $516,088,907)
U.S. Treasury Obligations — 1.96%
United States — 1.96%
11,800,000	U.S. Treasury Notes, 0.38%, 12/31/25	10,938,047

Total U.S. Treasury Obligations		10,938,047

(Cost $10,928,913)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR*	5,609

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Shares		Value
United States — 0.00%
70,137	Quintis Ltd.*,(b),(c)	$1
1,445	Voyager Aviation Holdings LLC*,(b),(c),(i)	14
241	Voyager Aviation Holdings LLC*,(b),(c),(i)	0
12,785	W R Grace & Co.*,(b),(c),(i)	0

		15

Total Common Stocks		5,624

(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(i)	0

Total Rights/Warrants		0

(Cost $0)
Investment Company — 1.28%
7,137,106	RBC BlueBay U.S. Goverment Money Market Fund,
	Institutional Class 1 (j)	7,137,106

Total Investment Company		7,137,106

(Cost $7,137,106)
Total Investments		$543,996,199
(Cost $534,154,928) — 97.47%
Other assets in excess of liabilities — 2.53%		14,112,951

NET ASSETS — 100.00%		$558,109,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2023.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Security delisted or issuer in bankruptcy.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Foreign currency exchange contracts as of December 31, 2023:

						Value/Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	1,000,000	USD	1,093,641	Citibank N.A.	1/18/24	$11,229

USD	670,002	EUR	632,155	Citibank N.A.	1/18/24	(28,447)
USD	558,447	EUR	526,845	Citibank N.A.	1/18/24	(23,649)

						$(52,096)

Total						$(40,867)

Financial futures contracts as of December 31, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	126	March 2024	$29,333	USD	$25,945,172	Morgan Stanley & Co. LLC

Total			$29,333

Credit default swaps sell protection as of December 31, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value

5.00%	Markit CDX HY Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	0.036	USD	26,794	$1,483,636	$127,734	$1,611,370
5.00%	Markit CDX HY Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	0.036	USD	5,540	286,805	46,364	333,169

Total								$1,770,441	$174,098	$1,944,539

Abbreviations used are defined below:

EUR - Euro

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Consumer, Cyclical	20.04%
Communications	19.65%
Consumer, Non-cyclical	14.10%
Industrial	12.17%
Financial	9.31%
Energy	7.60%
Basic Materials	5.36%
Technology	3.79%
U.S. Treasury Obligations	1.96%
Utilities	1.32%
Diversified	0.89%
Common Stocks	0.00%
Other*	3.81%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.